ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
ORGANIZATION AND BUSINESS
NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Renewables, Inc. (“BlueFire” or the “Company”) was incorporated in the State of Nevada on March 28, 2006 (“Inception”), under the name BlueFire Ethanol Fuels, Inc. BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.

NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Ethanol, Inc. (“BlueFire”) was incorporated in the state of Nevada on March 28, 2006 (“Inception”). BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.